Investment Portfolio - January 31, 2026

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%

Communication Services - 1.6%
Diversified Telecommunication Services - 1.1%
Comcast Corp. - Class A	54,884	$1,632,799
Media - 0.5%
Omnicom Group, Inc.	10,787	831,030
Versant Media Group, Inc.*	1	29
		831,059
Total Communication Services		2,463,858
Consumer Discretionary - 4.6%
Broadline Retail - 0.2%
eBay, Inc.	3,841	350,376
Distributors - 0.6%
Genuine Parts Co.	6,073	844,086
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	14,490	764,058
Household Durables - 1.0%
DR Horton, Inc.	2,755	410,054
Lennar Corp. - Class A	9,401	1,027,999
		1,438,053
Specialty Retail - 1.8%
Best Buy Co., Inc.	11,993	780,744
Dick’s Sporting Goods, Inc.	4,202	848,804
Williams-Sonoma, Inc.	5,236	1,071,548
		2,701,096
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.	747	263,997
Tapestry, Inc.	4,349	551,932
		815,929
Total Consumer Discretionary		6,913,598
Consumer Staples - 7.5%
Beverages - 1.2%
Brown-Forman Corp. - Class B	23,341	638,843
Constellation Brands, Inc. - Class A	6,999	1,096,744
Molson Coors Beverage Co. - Class B	2,129	102,277
		1,837,864
Consumer Staples Distribution & Retail - 1.8%
The Kroger Co.	22,566	1,418,273
Sysco Corp.	15,393	1,290,703
		2,708,976
Food Products - 2.5%
Conagra Brands, Inc.	5,319	98,455
General Mills, Inc.	22,290	1,031,135
The Hershey Co.	1,665	324,259
The Kraft Heinz Co.	19,882	471,999
Mondelez International, Inc. - Class A	17,095	999,545
Tyson Foods, Inc. - Class A	11,838	773,376
		3,698,769
Household Products - 2.0%
Colgate-Palmolive Co.	13,531	1,221,714
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark Corp.	6,089	$608,839
The Procter & Gamble Co.	8,230	1,249,067
		3,079,620
Total Consumer Staples		11,325,229
Energy - 15.3%
Energy Equipment & Services - 3.5%
Baker Hughes Co.	32,691	1,832,003
Halliburton Co.	38,513	1,290,956
SLB Ltd.	46,434	2,246,477
		5,369,436
Oil, Gas & Consumable Fuels - 11.8%
ConocoPhillips	30,941	3,224,980
Coterra Energy, Inc.	36,577	1,055,247
Devon Energy Corp.	22,644	910,515
EOG Resources, Inc.	17,682	1,982,683
EQT Corp.	7,325	422,872
Expand Energy Corp.	3,079	346,110
Exxon Mobil Corp.	38,035	5,378,149
Marathon Petroleum Corp.	10,493	1,848,762
Occidental Petroleum Corp.	36,328	1,648,928
Valero Energy Corp.	5,657	1,026,350
		17,844,596
Total Energy		23,214,032
Financials - 25.7%
Banks - 16.7%
Bank of America Corp.	32,102	1,707,826
Citigroup, Inc.	42,215	4,884,698
East West Bancorp, Inc.	5,649	646,472
Fifth Third Bancorp	27,818	1,397,020
Huntington Bancshares, Inc.	68,553	1,198,306
JPMorgan Chase & Co.	9,088	2,779,928
The PNC Financial Services Group, Inc.	11,628	2,596,532
Regions Financial Corp.	21,898	624,093
Truist Financial Corp.	43,287	2,225,818
U.S. Bancorp	49,132	2,756,796
Wells Fargo & Co.	49,134	4,446,136
		25,263,625
Insurance - 9.0%
The Allstate Corp.	9,595	1,909,309
Chubb Ltd.	8,460	2,618,878
Cincinnati Financial Corp.	3,456	556,036
Everest Group Ltd.	1,704	564,501
The Hartford Insurance Group, Inc.	11,558	1,561,024
The Progressive Corp.	15,070	3,134,560
The Travelers Companies, Inc.	7,745	2,203,530
W. R. Berkley Corp.	16,599	1,138,359
		13,686,197
Total Financials		38,949,822

Investment Portfolio - January 31, 2026

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 18.8%
Biotechnology - 2.8%
Gilead Sciences, Inc.	29,935	$4,249,273
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	6,736	135,191
Becton Dickinson & Co.	9,210	1,874,051
Medtronic plc	14,982	1,542,547
		3,551,789
Health Care Providers & Services - 4.8%
Elevance Health, Inc.	6,465	2,235,209
Humana, Inc.	3,728	727,706
Quest Diagnostics, Inc.	4,990	933,280
UnitedHealth Group, Inc.	11,728	3,365,115
		7,261,310
Pharmaceuticals - 8.9%
Bristol-Myers Squibb Co.	54,437	2,996,757
Johnson & Johnson	12,548	2,851,533
Merck & Co., Inc.	50,184	5,533,789
Pfizer, Inc.	73,238	1,936,413
Viatris, Inc.	16,423	214,977
		13,533,469
Total Health Care		28,595,841
Industrials - 11.1%
Aerospace & Defense - 1.3%
L3Harris Technologies, Inc.	1,383	474,162
Lockheed Martin Corp.	2,273	1,441,582
		1,915,744
Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	3,349	537,648
FedEx Corp.	7,614	2,453,612
		2,991,260
Building Products - 1.0%
Carlisle Companies, Inc.	1,117	380,774
Carrier Global Corp.	8,276	493,084
Masco Corp.	10,447	690,442
		1,564,300
Electrical Equipment - 0.4%
Emerson Electric Co.	3,773	554,480
Ground Transportation - 0.3%
CSX Corp.	12,990	490,502
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	4,270	971,510
Machinery - 4.5%
Caterpillar, Inc.	4,373	2,874,635
CNH Industrial N.V.	63,200	680,032
Cummins, Inc.	3,111	1,800,709
Dover Corp.	1,552	312,713
IDEX Corp.	1,017	201,926
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Snap-on, Inc.	2,521	$922,963
		6,792,978
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	4,730	418,227
Broadridge Financial Solutions, Inc.	1,464	288,569
SS&C Technologies Holdings, Inc.	6,409	524,833
		1,231,629
Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	1,573	397,120
Total Industrials		16,909,523
Information Technology - 6.6%
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	4,699	593,907
TD SYNNEX Corp.	1,139	180,725
		774,632
IT Services - 3.0%
Accenture plc - Class A (Ireland)	11,210	2,955,404
Cognizant Technology Solutions Corp. - Class A	19,330	1,586,220
		4,541,624
Semiconductors & Semiconductor Equipment - 2.8%
QUALCOMM, Inc.	27,897	4,228,906
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	4,646	447,642
Total Information Technology		9,992,804
Materials - 7.6%
Chemicals - 2.0%
CF Industries Holdings, Inc.	8,201	764,579
International Flavors & Fragrances, Inc.	12,076	843,026
PPG Industries, Inc.	9,432	1,090,622
RPM International, Inc.	3,562	380,992
		3,079,219
Containers & Packaging - 1.6%
Avery Dennison Corp.	4,120	764,301
Ball Corp.	7,657	435,453
Packaging Corp. of America	1,172	260,829
Smurfit WestRock plc	23,365	972,685
		2,433,268
Metals & Mining - 4.0%
Freeport-McMoRan, Inc.	30,153	1,816,115
Newmont Corp.	15,421	1,732,549
Nucor Corp.	2,016	358,284
Reliance, Inc.	1,230	405,285

Investment Portfolio - January 31, 2026

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Southern Copper Corp. (Mexico)	9,379	$1,785,011
		6,097,244
Total Materials		11,609,731
TOTAL COMMON STOCKS
(Identified Cost $128,936,891)		149,974,438

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 3.58%[1]
(Identified Cost $1,830,096)	1,830,096	1,830,096

TOTAL INVESTMENTS - 100.0%
(Identified Cost $130,766,987)		151,804,534
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(54,283)
NET ASSETS - 100%		$151,750,251

*Non-income producing security.

##Less than (0.1%).

1Rate shown is the current yield as of January 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,463,858	$2,463,858	$—	$—
Consumer Discretionary	6,913,598	6,913,598	—	—
Consumer Staples	11,325,229	11,325,229	—	—
Energy	23,214,032	23,214,032	—	—
Financials	38,949,822	38,949,822	—	—
Health Care	28,595,841	28,595,841	—	—

Investment Portfolio - January 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$16,909,523	$16,909,523	$—	$—
Information Technology	9,992,804	9,992,804	—	—
Materials	11,609,731	11,609,731	—	—
Short-Term Investment	1,830,096	1,830,096	—	—
Total assets	$151,804,534	$151,804,534	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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